GOODWILL, SOFTWARE AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2010
Goodwill Software And Other Intagibles Abstract
GOODWILL, SOFTWARE AND OTHER INTANGIBLES
NOTE 15: GOODWILL, SOFTWARE AND OTHER INTANGIBLES
The following presents the allocation of goodwill by segment for December 31:

	2009
	Opening		Impairment/		Closing
	2009	Additions	write-offs	Disposals	2009
	(EUR in thousands)
Global Markets and Asset Management	7,956	-	-	-	7,956
International	465,777	11,202	-	(758)	476,221
Turkish Operations	2,607,309	(7,166)	-	-	2,600,143
Insurance	239,297	-	-	-	239,297
Other	82,630	-	-	-	82,630
Total	3,402,969	4,036	-	(758)	3,406,247

The change in International relates to additions and disposals in other private equity business activities of the Group net of negative foreign exchange differences amounting to EUR 15 million. The decrease in Turkish Operations is due to the negative foreign exchange differences amounting to EUR 7.2 million.

	2010
	Opening		Impairment/		Closing
	2010	Additions	write-offs	Disposals	2010
	(EUR in thousands)
Global Markets and Asset Management	7,956	-	-	-	7,956
International	476,221	(6,274)	(6,320)	-	463,627
Turkish Operations	2,600,143	107,303	-	-	2,707,446
Insurance	239,297	-	-	-	239,297
Other	82,630	(1,878)	-	-	80,752
Total	3,406,247	99,151	(6,320)	-	3,499,078

The change in International relates to additions in other private equity business activities of the Group as well as to negative foreign exchange differences amounting to EUR 6.1 million and EUR 18.6 million respectively. The increase in Turkish Operations is due to the positive foreign exchange differences amounting to EUR 107.1 million.

The gross carrying amount and accumulated amortization relating to software and other intangibles at December 31 are presented below:

	2009			2010
	Software	Other	Total	Software	Other	Total
		intangibles			intangibles
	(EUR in thousands)
Gross carrying amount	415,510	379,113	794,623	504,164	393,186	897,350
Accumulated amortization	(248,594)	(106,893)	(355,487)	(298,092)	(139,367)	(437,459)
Net book value	166,916	272,220	439,136	206,072	253,819	459,891

As at December 31, 2010, other intangibles include intangibles identified upon the acquisition of acquired entities and consist of core deposits of EUR 18,990 thousand (EUR 24,827 thousand as at December 31, 2009), customer relationships of EUR 59,917 thousand (EUR 74,418 thousand as at December 31, 2009), software of EUR 9,264 thousand (EUR 9,797 thousand as at December 31, 2009), all of which have finite lives and trade names of EUR 148,185 thousand (EUR 145,500 thousand as at December 31, 2009) and mutual funds contracts of EUR 2,587 thousand (EUR 2,485 thousand as at December 31, 2009) which have indefinite lives. The estimated useful lives of core deposits and customer relationships are 6-11 years and software 11-14 years.

Amortization expense on software and other intangibles amounted to EUR 58,073 thousand, EUR 65,260 thousand and EUR 79 906 thousand in 2008, 2009 and 2010 respectively. The Group estimates that aggregate amortization expense for the five succeeding fiscal years will be approximately EUR 74,846 thousand, EUR 64,955 thousand, EUR 47,844 thousand, EUR 32,942 thousand and EUR 23,435 thousand for years 2011 through 2015 respectively.